Commitments - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Transaction Fee Payable To The Bank In Connection With MKS Transaction [Member]
Disclosure Of Commitments [Line Items]
Bank fee as a percentage of estimated value of the transaction	0.50%
Estimated financial effect of contingent liabilities	$ 25.5
Not later than one year [member]
Disclosure Of Commitments [Line Items]
Contractual purchase commitments	$ 113.5	$ 26.4